Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 30	$ 25
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	20	27
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	18	2
Level 1 [Member] | Mid Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	139	141
Level 1 [Member] | Mid Small Cap Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	7	5
Level 1 [Member] | Real Estate Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	90	89
Level 1 [Member] | Real Estate Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 73	$ 74